Earnings per Share	12 Months Ended
Dec. 31, 2025
Earnings per share [Abstract]
Earnings per Share
Note 24 – Earnings per Share

Data used in calculation of the basic / diluted earnings per share

A.	Profit/(loss) allocated to the holders of the ordinary shareholders

	For the year ended December 31,
	2025	2024	2023
	$ Thousands
Profit/(loss) for the year attributable to Kenon’s shareholders	66,274	597,673	(235,978)

B.	Number of ordinary shares

	For the year ended December 31
	2025	2024	2023
	Thousands
Weighted Average number of shares used in calculation of basic/diluted earnings per share	52,145	52,713	53,360